Nature of Operationss	6 Months Ended
Jun. 30, 2026
Nature of Operations and Basis of Presentation [Abstract]
Nature of Operations

1.Nature of Operations

Swarmer, Inc (“Swarmer,” the “Company,” “we,” “us,” and “our”), a Delaware corporation, together with its wholly owned subsidiaries, is a provider of autonomous drone swarm software and artificial intelligence solutions, specializing in vendor-agnostic technologies that address critical operational challenges faced by modern military forces. The Company’s primary customer base consists of drone manufacturers who license Swarmer’s software for integration with their hardware platforms. Swarmer delivers software platforms and AI systems that enable military organizations to deploy and coordinate large-scale unmanned systems operations without requiring proportional increases in trained operators. The Company’s primary mission areas include autonomous swarm coordination, multi-domain unmanned systems integration, AI-powered collaborative autonomy, and command and control software for distributed robotic operations.

During January 2026, the Company sold 558,116 shares of Series A-1 convertible preferred stock at a price of $6.2711 per share for gross proceeds of approximately $3.5 million.

On February 18, 2026, the Company’s board of directors approved a 1.8813-for-1 forward stock split of the Company’s issued and outstanding common stock. The forward stock split became effective on February 18, 2026. All common share amounts, per share amounts, exercise prices, conversion ratios and other share-related information presented in these condensed consolidated financial statements and accompanying notes have been retroactively adjusted to reflect the stock split for all periods presented.

On March 18, 2026, the Company completed its initial public offering (“IPO”) of 3,450,000 shares of common stock at a public offering price of $5.00 per share. Net proceeds to the Company, after deducting underwriting discounts, commissions and offering expenses, were approximately $15.0 million. In connection with the IPO, all outstanding shares of the Company’s Series A convertible preferred stock automatically converted into an aggregate of (i) 6,137,634 shares of common stock and (ii) pre-funded warrants to purchase up to 1,799,970 shares of common stock.